Consolidated Balance Sheet - NZD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020
Current assets
Cash and cash equivalents	$ 18,119	$ 3,791
Trade and other receivables	4,915	6,057
Inventories	16,931	23,539
Current tax receivable	82	4
Total current assets	40,047	33,391
Non-current assets
Property, plant and equipment	2,086	3,037
Right-of-use assets	21,283	23,809
Intangible assets	26,397	28,293
Total non-current assets	49,766	55,139
Total assets	89,813	88,530
Current liabilities
Trade and other payables	17,175	22,430
Borrowings	16,295	19,215
Lease liabilities	7,341	8,112
Provisions	9,443	5,844
Total current liabilities	50,254	55,601
Non-current liabilities
Lease liabilities	17,489	17,719
Borrowings	22,387	19,698
Provisions	1,391	1,796
Total non-current liabilities	41,267	39,213
Total liabilities	91,521	94,814
Net assets/(liabilities)	(1,708)	(6,284)
Equity
Share capital	194,465	170,193
Other reserves	(1,124)	118
Accumulated losses	(195,049)	(176,595)
Total equity	$ (1,708)	$ (6,284)